Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Long-term debt
Senior	SFr 138,349	SFr 141,334	SFr 136,392
Subordinated	17,535	16,811	16,152
Non-recourse liabilities from consolidated VIEs	2,071	2,116	1,764
Long-term debt	157,955	160,261	154,308
of which reported at fair value	71,648	69,411	63,935
Structured notes
Long-term debt
Long-term debt	51,145	SFr 51,735	48,064
Bank
Long-term debt
Senior	138,421		136,445
Subordinated	16,526		15,224
Non-recourse liabilities from consolidated VIEs	2,071		1,764
Long-term debt	157,018		153,433
of which reported at fair value	70,703		63,027
Bank | Structured notes
Long-term debt
Long-term debt	SFr 51,145		SFr 48,064